Derivative Instruments - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SPL Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		$ (2)	$ (6)	$ (42)
CQP Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		6	12	0
CCH Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		3	(16)	(162)
LNG Trading Derivatives [Member] | LNG revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]	(44)	(4)	1
Liquefaction Supply Derivatives [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1],[2]	(24)	42	33
FX Derivatives [Member] | LNG revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		(1)	0	0
FX Derivatives [Member] | Other income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		$ 0	$ (1)	$ 0

[1]	Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.
[2]	Does not include the realized value associated with derivative instruments that settle through physical delivery.